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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21923
                                                     ---------

                        Oppenheimer Transition 2020 Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------
                      Date of fiscal year end: February 28
                                               -----------
                      Date of reporting period: 11/30/2011
                                                ----------

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ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2020 Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

                                                             Shares         Value
                                                            ---------  --------------
INVESTMENT COMPANIES--100.0%(1)
ALTERNATIVE FUNDS--4.3%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y       788,166  $    2,876,806
Oppenheimer Gold & Special Minerals Fund, Cl. Y                15,937         688,178
Oppenheimer Real Estate Fund, Cl. Y                            70,156       1,361,735
                                                                       --------------
                                                                            4,926,719
FIXED INCOME FUNDS--27.4%
Oppenheimer Champion Income Fund, Cl. Y                     1,105,628       1,912,736
Oppenheimer Core Bond Fund, Cl. Y                           1,949,860      12,791,079
Oppenheimer International Bond Fund, Cl. Y                    974,151       6,127,409
Oppenheimer Limited-Term Government Fund, Cl. Y               929,025       8,630,643
Oppenheimer Master Inflation Protected Securities             186,930       2,142,923
  Fund, LLC
                                                                       --------------
                                                                           31,604,790
GLOBAL EQUITY FUNDS--22.4%
Oppenheimer Developing Markets Fund, Cl. Y                    123,343       3,792,800
Oppenheimer International Growth Fund, Cl. Y                  547,260      14,436,710
Oppenheimer International Small Company Fund, Cl. Y            64,295       1,307,119
Oppenheimer Quest International Value Fund, Cl. Y             470,829       6,309,106
                                                                       --------------
                                                                           25,845,735
MONEY MARKET FUND--1.8%
Oppenheimer Institutional Money Market Fund, Cl. E,
  0.20%(2)                                                  2,101,205       2,101,205
U.S. EQUITY FUNDS--44.1%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)               404,547      18,423,049
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y          334,796       7,010,633
Oppenheimer Value Fund, Cl. Y                               1,202,787      25,462,991
                                                                       --------------
                                                                           50,896,673

Total Investments, at Value (Cost $105,121,692)                 100.0%    115,375,122
Liabilities in Excess of Other Assets                            (0.0)        (52,708)
                                                            ---------  --------------
Net Assets                                                      100.0% $  115,322,414
                                                            =========  ==============

Footnotes to Statement of Investments

1 | Oppenheimer Transition 2020 Fund

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Oppenheimer Transition 2020 Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                                  SHARES          GROSS       GROSS          SHARES
                                                             FEBRUARY 28, 2011  ADDITIONS  REDUCTIONS  NOVEMBER 30, 2011
                                                             -----------------  ---------  ----------  -----------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          383,292      68,747      47,492           404,547
Oppenheimer Champion Income Fund, Cl. Y                               897,533     297,371      89,276         1,105,628
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y               615,962     255,365      83,161           788,166
Oppenheimer Core Bond Fund, Cl. Y                                   1,761,014     463,136     274,290         1,949,860
Oppenheimer Developing Markets Fund, Cl. Y                            116,265      20,212      13,134           123,343
Oppenheimer Gold & Special Minerals Fund, Cl. Y                        11,839       5,372       1,274            15,937
Oppenheimer Institutional Money Market Fund, Cl. E                  1,833,561     430,572     162,928         2,101,205
Oppenheimer International Bond Fund, Cl. Y                            863,819     222,112     111,780           974,151
Oppenheimer International Growth Fund, Cl. Y                          516,466      96,030      65,236           547,260
Oppenheimer International Small Company Fund, Cl. Y                    64,192      10,310      10,207            64,295
Oppenheimer Limited-Term Government Fund, Cl. Y                       836,978     207,949     115,902           929,025
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                  317,657      66,692      49,553           334,796
Oppenheimer Master Inflation Protected Securities Fund, LLC           156,391      80,130      49,591           186,930
Oppenheimer Quest International Value Fund, Cl. Y                     413,204     100,458      42,833           470,829
Oppenheimer Real Estate Fund, Cl. Y                                    54,025      21,719       5,588            70,156
Oppenheimer Value Fund, Cl. Y                                       1,082,462     237,490     117,165         1,202,787

                                                                                               REALIZED
                                                                   VALUE         INCOME       GAIN (LOSS)
                                                                -------------  ------------  ------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    $  18,423,049  $         --  $    (77,895)
Oppenheimer Champion Income Fund, Cl. Y                             1,912,736       122,890       (15,881)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y             2,876,806            --       (13,251)
Oppenheimer Core Bond Fund, Cl. Y                                  12,791,079       448,493      (455,412)
Oppenheimer Developing Markets Fund, Cl. Y                          3,792,800            --       (40,783)
Oppenheimer Gold & Special Minerals Fund, Cl. Y                       688,178            --        (7,800)
Oppenheimer Institutional Money Market Fund, Cl. E                  2,101,205         2,487            --
Oppenheimer International Bond Fund, Cl. Y                          6,127,409       188,534       (25,325)
Oppenheimer International Growth Fund, Cl. Y                       14,436,710            --       (95,820)
Oppenheimer International Small Company Fund, Cl. Y                 1,307,119            --       (20,204)
Oppenheimer Limited-Term Government Fund, Cl. Y                     8,630,643       186,168       (10,346)
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. Y                7,010,633            --       (21,474)
Oppenheimer Master Inflation Protected Securities Fund, LLC         2,142,923        54,873 (a)    39,357 (a)
Oppenheimer Quest International Value Fund, Cl. Y                   6,309,106            --      (107,014)
Oppenheimer Real Estate Fund, Cl. Y                                 1,361,735         9,390       (13,956)
Oppenheimer Value Fund, Cl. Y                                      25,462,991            --     ( 233,001)
                                                                -------------  ------------  ------------
                                                                $ 115,375,122  $  1,012,835  $ (1,098,805)
                                                                =============  ============  ============

a. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

2.    Rate shown is the 7-day yield as of November 30, 2011.

3.    Non-income producing security.

2 | Oppenheimer Transition 2020 Fund

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Oppenheimer Transition 2020 Fund
STATEMENT OF INVESTMENTS November 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of November 30, 2011 based on valuation input level:

                                                               LEVEL 3--
                           LEVEL 1--       LEVEL 2--          SIGNIFICANT
                          UNADJUSTED      OTHER SIGNIFICANT  UNOBSERVABLE
                         QUOTED PRICES    OBSERVABLE INPUTS     INPUTS         VALUE
                        ----------------  -----------------  ------------  --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Investment Companies    $  113,232,199 $        2,142,923 $           --$     115,375,122
-----------------------------------------------------------------------------------------
Total Assets            $  113,232,199 $        2,142,923 $           --$     115,375,122
-----------------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations as generally supplied by portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs. In the absence of a current market quotation, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

3 | Oppenheimer Transition 2020 Fund

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Oppenheimer Transition 2020 Fund
STATEMENT OF INVESTMENTS  November 30, 2011 (Unaudited)

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Inflation Protected Securities Fund, LLC (the "Master Fund"). The Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek total return. The Fund's investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund's expenses, including its management fee.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 110,714,153
                                 =============

Gross unrealized appreciation    $   4,965,357
Gross unrealized depreciation         (304,388)
                                 -------------
Net unrealized appreciation      $   4,660,969
                                 =============

4 | Oppenheimer Transition 2020 Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2011, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2020 Fund

By: -S- William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 1/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: -S- William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 1/10/2012

By: -S- Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 1/10/2012